Lease Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease, payments	$ 80,846	$ 76,500
Non-cash transactions to recognize operating assets and liabilities for new leases	127,060	92,500
Operating lease right of use assets	423,088,000	365,763,000
Operating lease liability	463,456,000	385,852,000
Operating lease, expense	79,419,000
Operating lease, expense		$ 77,880,000	$ 60,782,000
Gain related to sale and lease back of buildings	$ 31,400,000